Annual Fund Operating Expenses	Oct. 31, 2024
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | AllianzIM U.S. Large Cap Buffer10 Aug ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | AllianzIM U.S. Large Cap Buffer20 Aug ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
(AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF) | AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
(AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF) | AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.74%	[1]

[1]	Other Expenses are estimated for the current fiscal year.